PREPAID AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2013
PREPAID AND OTHER CURRENT ASSETS, NET
PREPAID AND OTHER CURRENT ASSETS, NET

5. PREPAID AND OTHER CURRENT ASSETS, NET

Prepaid and other current assets consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB

Deposits for acquisition (Note i)	21,998	1,174
Current portion of prepaid advertising expense	12,755	—
Receivables arising from the termination of arrangements	12,037	9,037
Amount due from Xihua Group (Note i & ii)	75,100	49,800
Value added tax refundable	34,879	25,012
Rental deposits	28,456	26,507
Receivable from Zhenjiang operating rights (Note iii)	35,000	35,000
Prepaid rental fees	30,566	20,561
Staff advances	8,940	14,637
Prepaid professional services fees	1,902	1,409
Due from former owners	6,295	14,973
Prepaid channel and Commission fee	3,353	6,393
Amount due from third parties	3,022	9,022
Deposit for establishing school	7,500	—
Others	43,432	36,993
Total before allowance for doubtful accounts	325,235	250,518
Less: allowance for doubtful accounts	(7,500)	(10,962)
Total	317,735	239,556

Allowance for doubtful accounts:

	As of December 31,
	2012	2013
	RMB	RMB

Balance at beginning of year	—	(7,500)
Addition	(255,443)	(15,718)
Written off	247,943	12,256
Balance at end of year	(7,500)	(10,962)

Written off for the year ended December 31, 2012 and 2013

	As of December 31,
	2012	2013
	RMB	RMB
Arising from Subsequent Receivable Transfer Agreements (Note i)
Deposits for acquisition	33,800	—
Receivables arising from the termination of arrangements	16,000	—
Amount due from Xihua Group	76,880	—
Other deemed not recoverable
Deposits for acquisition	23,701	—
Amount due from Xihua Group (Note ii)	46,829	—
Due from former owners	27,056	—
Others	23,677	12,256
Total	247,943	12,256

(Note i) Due to uncollectable deposits for terminated contracts and worse financial position of debtors, in March 2013, the Group entered into a Receivable Transfer Agreement to Suzhou Qingrun Guarantee Company Ltd (“Suzhou Qingrun”) to transfer certain receivable amounting to RMB 164,680, in which RMB 161,180 and RMB 3,500 are related to Prepaid and other current assets and Other non-current assets; respectively. Table below summarizes the amount of receivable transferred and consideration allocated based on management’s estimation on the recoverability. As a result, the excess portion of consideration amounting to RMB 126,680 and RMB 3,000 was written off for prepaid and other current assets and other non-current assets as of December 31, 2012, respectively. The total consideration of RMB 35,000 has been collected in the year 2013.

	As of December 31, 2012
	Amount transferred	Consideration allocated
	RMB	RMB
Prepaid and other current assets:
Deposits for acquisition	40,000	6,200
Receivables arising from the termination of arrangements	19,000	3,000
Amount due from Xihua Group	102,180	25,300
Other non-current assets	3,500	500
Total	164,680	35,000

(Note ii) As of December 31, 2012, the original amounts due from Xihua Group was RMB 198,809, among which RMB 102,180 has been transferred in 2013(see Note (i)) with consideration allocated of RMB 25,300. As of December 31, 2012, the payable balance recorded by a subsidiary prior to its acquisition by the Group with indemnity by Xihua Group amounted to RMB 49,800, therefore, no provision was made for the indemnity. As a result, the total recoverable receivable is RMB 75,100, and the remaining balance was deemed not recoverable and was fully written off as of December 31, 2012. As of December 31, 2013, the consideration has been collected, and the remaining indemnity balance was RMB 49,800, which was still outstanding as of the date of issuance of the financial statements

(Note iii) The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2012 and 2013, the payable balance to Zhenjiang Foreign Language School amounted to RMB36,770 and RMB36,770, respectively; therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.